Income Taxes (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Income Tax Disclosure [Abstract]
Reconciliation of the Provision for Income Taxes

A reconciliation of the provision for income taxes at the U.S. statutory rate of 35.0% to the effective rate of the Company for the years ended December 31 is as follows:

	2012	2011	2010
U.S. statutory rate (35.0%)	$(3,043)	$(2,305)	$(1,744)
Limited liability company losses not subject to tax	4,018	1,818	2,110
Taxes on foreign operations	(164)	(71)	(95)
Increase in uncertain tax positions	146	249	15
Net change in valuation allowances	8	1,290	(140)
Permanent differences and other	30	50	52

Provision for income taxes	$995	$1,031	$198

Effective tax rate	111.5%	115.7%	104.0%

Components of Net Deferred Income Tax Assets and Net Deferred Income Tax Liabilities

The components of net deferred income tax assets and net deferred income tax liabilities were as follows:

	June 30, 2013	January 1, 2013 (Reorganization)	December 31, 2012
Current deferred tax assets (liabilities):
Accounts receivable	$27	$31	$—
Inventories	376	(40)	(434)
Accrued expenses and other current liabilities	599	562	143
Deferred revenue and customer prepayments	32	1,851	1,912
Other	48	10	250
Valuation allowance	(1,082)	(2,429)	(2,049)

Current deferred tax assets (liabilities)	—	(15)	(178)

Noncurrent deferred tax assets (liabilities):
Net operating loss carryforwards	1,595	431	431
Tax credit carryforwards	436	—	—
Property and equipment	962	691	599
Other	25	342	567
Valuation allowance	(3,018)	(1,449)	(1,419)

Noncurrent deferred tax assets (liabilities)	—	15	178

Net deferred tax assets (liabilities)	$—	$—	$—

The components of net deferred income tax assets and net deferred income tax liabilities at December 31 were as follows:

	2012	2011
Current deferred tax assets (liabilities):
Accounts receivable	$—	$515
Inventories	(434)	(638)
Accrued expenses and other current liabilities	143	(117)
Deferred revenue and customer prepayments	1,912	1,917
Other	250	(67)
Valuation allowance	(2,049)	(1,984)

Current deferred tax assets (liabilities)	(178)	(374)

Noncurrent deferred tax assets (liabilities):
Net operating loss carryforwards	431	868
Property and equipment	599	922
Other	567	236
Valuation allowance	(1,419)	(1,652)

Noncurrent deferred tax assets (liabilities)	178	374

Net deferred tax assets (liabilities)	—	—

Summary of Changes to Valuation Allowances

The following table summarizes changes to the Company’s valuation allowances at December 31:

	2012	2011
Beginning balance	$3,636	$2,266
Increase to allowance	8	1,290
Foreign currency	(176)	80

Ending balance	3,468	3,636

Reconciliation of Unrecognized Tax Benefits

A reconciliation of the beginning and ending amount of unrecognized tax benefits at December 31 was as follows.

	2012	2011	2010
Beginning balance	$264	$15	$—
Increases related to current year tax positions	146	249	15
Foreign currency	6	—	—

Ending balance	$416	$264	$15